Schedule of Assets and Liabilities Related to Operating Leases (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Assets:
Operating lease assets	$ 126,064	$ 164,288	$ 1,272,920
Finance lease assets			114,540
Total lease assets	126,064	164,288	1,387,460
Operating lease liabilities, current	422,344	364,269	414,215
Finance lease liabilities, current			50,702
Operating lease liabilities, noncurrent	$ 549,482	669,286	878,809
Finance lease liabilities, noncurrent			63,161
Total lease liabilities		$ 1,033,555	$ 1,406,887